Administrative Expenses	12 Months Ended
Dec. 31, 2023
Administrative Expenses Disclosure [Abstract]
Administrative expenses
36.	Administrative expenses:

This item is composed as follows:

	2023	2022	2021
	MCh$	MCh$	MCh$
General administrative expenses
Information technology and communications	144,516	125,763	109,026
Maintenance and repair of property and equipment	49,632	42,157	39,679
External advisory services and professional services fees	11,576	15,267	16,819
Surveillance and securities transport services	11,265	12,996	13,229
Insurance premiums except to cover operational risk events	9,946	8,465	7,621
Office supplies	8,660	9,288	8,093
External service of financial information and fraud prevention	7,483	6,543	7,811
Legal and notary expenses	5,433	3,733	4,308
Energy, heating and other utilities	5,513	5,307	4,445
Postal box, mail, postage and home delivery services	4,839	4,372	4,718
Other expenses of obligations for lease contracts	4,431	3,731	4,227
External service of custody of documentation	3,943	3,846	3,094
Expenses for short-term leases	3,860	2,782	3,371
Donations	3,251	1,666	3,199
Representation and travel expenses	3,249	2,449	2,703
Card embossing service	1,749	1,268	1,063
Fees for other technical reports	1,034	799	729
Fees for review and audit of the financial statements by the external auditor	750	839	702
Expenses for leases low value	509	491	453
Fines applied by other agencies	108	211	152
Fees for review and audit of the financial statements by the external auditor	72	28	154
Other general administrative expenses	11,407	9,261	1,970

Outsource services
Technological developments expenses, certification and technology testing	23,715	17,939	17,526
Data processing	11,907	8,385	9,407
External credit evaluation service	5,729	5,208	4,958
External collection service	4,414	—	19
External human resources administration services and supply of external personnel	1,724	1,438	1,094
External cleaning service, casino, custody of files and documents, storage of furniture and equipment	390	358	355
Call Center service for sales, marketing, quality control customer service	113	92	98

Board expenses
Board of Directors Compensation	3,347	3,095	2,889
Other Board expenses	119	102	16

Marketing	39,617	35,280	30,652

Taxes, contributions and other legal charges
Contribution to the banking regulator	14,785	13,566	11,968
Real estate contributions	5,521	4,727	4,852
Taxes other than income tax	2,530	2,207	1,785
Municipal patents	1,647	1,568	1,395
Other legal charges	60	47	45
Total	408,844	355,274	324,625